Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	Academy Funds Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Mar. 30, 2015
Document Effective Date	Mar. 30, 2015
Prospectus Date	Mar. 30, 2015
Class A Prospectus | Innovator Matrix Income(R) Fund | Class A
Risk/Return:
Trading Symbol	IMIFX
Institutional Class Prospectus | Innovator Matrix Income(R) Fund | Institutional Class
Risk/Return:
Trading Symbol	IMIIX